CERTIFICATION

Pursuant to Rule 497(j), Viking Mutual Funds (1933 Act File No. 333-77993, 1940 Act File No. 811-09277) (“Registrant”) hereby certifies (a) that the forms of Prospectus and Statement of Additional Information for the Registrant used with respect to Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota, Viking Large-Cap Value Fund and Viking Small-Cap Value Fund, each a series of the Registrant, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 (“Post-Effective Amendment No. 15”) to the Registrant’s Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 15 was filed electronically.

Viking Mutual Funds

Dated: May 5, 2009	By:	/s/Shannon D. Radke
Shannon D. Radke
President